Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Revenue from related parties	₺ 74,481	₺ 61,032	₺ 89,426
Related party expenses	144,909	97,879	103,642
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	52,946	30,875	30,964
Related party expenses	77,174	49,178	47,595
Telia Sonera International Carrier AB [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	7,941	10,020	15,761
Related party expenses	6,047	3,120	2,499
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	5,418	7,230	20,775
Related party expenses	2,751	10,853	2,721
Azercell Telekom MMC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	256	1,583	2,585
Related party expenses	79	734	1,361
Krea Icerik Hizmetleri ve Produksiyon AS [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties			3,422
Related party expenses			5,975
Millenicom Telekomunikasyon AS [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties			997
Turkcell Vakf [member]
Disclosure of transactions between related parties [line items]
Related party expenses	44,247
Other [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	7,920	11,324	14,922
Related party expenses	9,799	17,001	11,659
Hobim Bilgi Islem Hizmetleri AS [member]
Disclosure of transactions between related parties [line items]
Related party expenses		₺ 16,993	₺ 31,832
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Related party expenses	₺ 4,812